FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (2,132.8)	$ (2,132.8)	$ (2,194.4)
Financial assets (liabilities), at fair value		(2,221.9)	(2,338.7)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(2,194.4)
Financial assets (liabilities), end	(2,132.8)
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	3.3	3.3	(8.6)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(8.6)
Financial assets (liabilities), end	3.3
Financial liabilities at fair value through profit or loss, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(7.2)	(2.5)
Financial liabilities, at fair value		(7.2)	(2.5)
Financial liabilities at fair value through profit or loss, category | Contingent consideration arising on business combinations | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities		0.0	(11.9)
Financial liabilities, at fair value		0.0	(11.9)
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(709.1)	(770.8)
Financial liabilities, at fair value		(709.1)	(770.8)
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(2,830.6)	(2,335.4)
Financial liabilities, at fair value		(2,960.4)	(2,470.7)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities		(182.0)	(164.0)
Financial liabilities, at fair value		(167.9)	(184.6)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets		946.5	446.1
Financial assets, at fair value		946.5	446.1
Financial assets at fair value through profit or loss, category | Restricted cash | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets		12.4	27.3
Financial assets, at fair value		12.4	27.3
Financial assets at fair value through profit or loss, category | Embedded foreign currency derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		0.0	0.1
Financial assets, at fair value		0.0	0.1
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		(55.5)	10.4
Financial assets, at fair value		(55.5)	10.4
Financial assets at fair value through other comprehensive income | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(31.6)	(31.6)	(6.5)
Financial assets (liabilities), at fair value		(31.6)	(6.5)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(6.5)
Financial assets (liabilities), end	(31.6)
Financial assets at fair value through other comprehensive income | Foreign currency swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(0.3)	(0.3)	11.1
Financial assets (liabilities), at fair value		(0.3)	11.1
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	11.1
Financial assets (liabilities), end	(0.3)
Financial assets at fair value through other comprehensive income | Equity investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets		3.3	3.3
Financial assets, at fair value		3.3	3.3
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		514.5	440.3
Financial assets, at fair value		514.5	440.3
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		155.0	102.9
Financial assets, at fair value		183.2	114.5
Loans and receivables | Advances to a portfolio investment | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		29.7	29.5
Financial assets, at fair value		29.7	29.5
Loans and receivables | Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets		22.1	25.7
Financial assets, at fair value		$ 20.5	$ 25.7
Income | Level 3
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), realized and unrealized (losses) gain	$ 11.9